Fresh Start Accounting - Reorganization Adjustments, Additional Paid-In Capital (Details) - USD ($) $ in Millions		2 Months Ended
	Feb. 22, 2022	Feb. 22, 2022	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2022	Dec. 31, 2021	Dec. 31, 2020
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock		$ 1,495
Successor additional paid-in capital	$ 1,499	1,499	$ 2,983	$ 1,702	$ 1,499	$ (3,716)	$ (3,140)
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Successor additional paid-in capital	5,066	5,066			1,499
Holders of prepetition credit agreement claims | Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock	1,244
Additional paid in capital
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock		1,499
Successor additional paid-in capital	1,499	$ 1,499	$ 2,480	$ 1,499	$ 1,499	$ 0	$ 0
Additional paid in capital | Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Fair value of the conversion option on the Convertible Bond	39
Additional paid in capital | Holders of prepetition credit agreement claims | Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock	1,456
Additional paid in capital | Predecessor Equity Holders | Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock	$ 4